UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04000
SUMMIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2009

Item 1. Schedule of Investments.
CALVERT SHORT-TERM GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

FDIC GUARANTEED CORPORATE BONDS — 26.2%
Bank of America Corp., 1.339%, 4/30/12 (r)	$1,000,000	$1,012,101
Citibank:
0.601%, 7/12/11 (r)	300,000	300,002
1.016%, 5/7/12 (r)	200,000	200,812
Citigroup Funding, Inc., 1.369%, 4/30/12 (r)	1,000,000	1,012,378
GMAC LLC, 0.629%, 12/19/12 (r)	1,000,000	1,003,739
Goldman Sachs Group, Inc., 1.206%, 11/9/11 (r)	1,000,000	1,010,225
JPMorgan Chase & Co.:
1.362%, 4/1/11 (r)	300,000	301,720
0.859%, 6/15/12 (r)	1,000,000	1,011,213
0.854%, 12/26/12 (r)	200,000	201,957
MetLife, Inc., 0.921%, 6/29/12 (r)	800,000	803,117
Morgan Stanley, 1.236%, 2/10/12 (r)	1,000,000	1,009,770
PNC Funding Corp., 1.42%, 4/1/12 (r)	500,000	504,360
State Street Bank and Trust Co., 0.829%, 9/15/11 (r)	600,000	598,188
Wells Fargo & Co., 0.849%, 6/15/12 (r)	810,000	817,733

Total FDIC Guaranteed Corporate Bonds (Cost $9,710,200)		9,787,315

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES — 29.2%
Fannie Mae, 1.75%, 3/23/11	900,000	907,893
Federal Home Loan Bank, 5.00%, 11/17/17	1,000,000	1,073,273
Federal Home Loan Bank Discount Notes, 7/1/09	3,550,000	3,550,000
Private Export Funding Corp.:
4.90%, 12/15/11	2,970,000	3,198,934
4.55%, 5/15/15	1,102,000	1,173,102
Vessel Management Services, Inc., 5.125%, 4/16/35 (b)	1,000,000	1,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $10,831,336)		10,903,202

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 33.9%
Fannie Mae:
5.50%, 5/1/12	83,318	87,693
4.50%, 8/25/18	1,288,284	1,317,706
6.00%, 2/25/21	329,729	330,404
7.00%, 12/1/29	509,499	556,657

	PRINCIPAL
	AMOUNT	VALUE

3.373%, 3/1/31 (r)	132,398	134,694
5.50%, 11/25/31	789,949	816,268
5.008%, 8/1/32 (r)	131,358	132,458
Freddie Mac:
4.00%, 10/15/16	757,653	774,289
5.00%, 5/1/18	224,474	235,052
4.50%, 1/15/20	1,543,306	1,585,133
6.00%, 3/15/27	571,870	579,329
5.50%, 6/15/27	1,655,440	1,688,303
5.00%, 11/15/28	943,231	980,747
0.669%, 11/15/32 (r)	445,278	443,643
0.719%, 10/15/34 (r)	447,660	438,456
0.619%, 3/15/35 (r)	1,070,029	1,047,282
0.569%, 7/15/35 (r)	1,530,827	1,489,152

Total U.S. Government Agency Mortgage-Backed Securities (Cost $12,519,353)		12,637,266

U.S. TREASURY — 9.9%
United States Treasury Notes:
4.25%, 1/15/10	1,900,995	1,937,827
3.125%, 5/15/19	1,810,000	1,750,326

Total U.S. Treasury (Cost $3,670,300)		3,688,153

TOTAL INVESTMENTS (Cost $36,731,189) — 99.2%		37,015,936
Other assets and liabilities, net — 0.8%		298,104

NET ASSETS — 100%		$37,314,040

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
30 Year U.S. Treasury Bonds	1	9/09	$118,359	$1,122

Total Purchased				$1,122

Sold:
2 Year U.S. Treasury Notes	36	9/09	$7,783,875	($28,601)
10 Year U.S. Treasury Notes	16	9/09	1,860,250	(31,899)

Total Sold				($60,500)

(b)	This security was valued by the Board of Directors. See Note A.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
LLC: Limited Liability Corporation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 97.6%
Aerospace & Defense — 1.4%
Lockheed Martin Corp.	50	$4,033
United Technologies Corp.	150	7,794

		11,827

Air Freight & Logistics — 1.5%
FedEx Corp.	220	12,236

Beverages — 3.3%
Coca-Cola Co.	240	11,517
PepsiCo, Inc.	280	15,389

		26,906

Biotechnology — 3.1%
Celgene Corp.*	190	9,090
Genzyme Corp.*	130	7,237
Gilead Sciences, Inc.*	200	9,368

		25,695

Capital Markets — 3.6%
Charles Schwab Corp.	400	7,016
Eaton Vance Corp.	200	5,350
Goldman Sachs Group, Inc.	60	8,846
T. Rowe Price Group, Inc.	200	8,334

		29,546

	SHARES	VALUE

Chemicals — 2.6%
Monsanto Co.	130	9,664
Praxair, Inc.	160	11,371

		21,035

Commercial Banks — 0.7%
Wells Fargo & Co.	250	6,065

Commercial Services & Supplies — 1.1%
Copart, Inc.*	120	4,161
Corrections Corp. of America*	280	4,757

		8,918

Communications Equipment — 4.9%
Cisco Systems, Inc.*	1,030	19,199
Juniper Networks, Inc.*	240	5,664
QUALCOMM, Inc.	350	15,820

		40,683

Computers & Peripherals — 8.7%
Apple, Inc.*	230	32,759
Hewlett-Packard Co.	410	15,847
International Business Machines Corp.	220	22,972

		71,578

Construction & Engineering — 0.6%
Fluor Corp.	100	5,129

Consumer Finance — 1.0%
American Express Co.	350	8,134

Electric Utilities — 1.8%
Exelon Corp.	160	8,193
FPL Group, Inc.	110	6,255

		14,448

Electrical Equipment — 2.4%
Emerson Electric Co.	280	9,072
First Solar, Inc.*	30	4,864
Roper Industries, Inc.	120	5,437

		19,373

Electronic Equipment & Instruments — 0.5%
Dolby Laboratories, Inc.*	100	3,728

	SHARES	VALUE

Energy Equipment & Services — 2.1%
Helmerich & Payne, Inc.	130	4,013
Schlumberger Ltd.	150	8,117
Transocean Ltd.*	70	5,200

		17,330

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	80	3,656
SYSCO Corp.	240	5,395
Walgreen Co.	190	5,586
Wal-Mart Stores, Inc.	280	13,563

		28,200

Food Products — 0.5%
General Mills, Inc.	80	4,482

Health Care Equipment & Supplies — 3.5%
Baxter International, Inc.	110	5,826
Becton Dickinson & Co.	100	7,131
Edwards Lifesciences Corp.*	90	6,123
St. Jude Medical, Inc.*	100	4,110
Varian Medical Systems, Inc.*	160	5,622

		28,812

Health Care Providers & Services — 1.1%
Laboratory Corp. of America Holdings*	50	3,390
Medco Health Solutions, Inc.*	130	5,929

		9,319

Health Care Technology — 0.6%
Cerner Corp.*	80	4,983

Hotels, Restaurants & Leisure — 2.7%
Chipotle Mexican Grill, Inc.*	100	8,000
McDonald’s Corp.	100	5,749
Yum! Brands, Inc.	250	8,335

		22,084

Household Products — 3.3%
Colgate-Palmolive Co.	190	13,441
Procter & Gamble Co.	270	13,797

		27,238

	SHARES	VALUE

Industrial Conglomerates — 1.7%
3M Co.	170	10,217
General Electric Co.	350	4,102

		14,319

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	120	10,039

Internet Software & Services — 3.1%
Google, Inc.*	42	17,707
Yahoo!, Inc.*	510	7,986

		25,693

IT Services — 2.9%
Accenture Ltd.	200	6,692
Automatic Data Processing, Inc.	100	3,544
Visa, Inc.	130	8,094
Western Union Co.	350	5,740

		24,070

Life Sciences — Tools & Services — 1.7%
Illumina, Inc.*	160	6,230
Thermo Fisher Scientific, Inc.*	180	7,339

		13,569

Machinery — 2.2%
Caterpillar, Inc.	220	7,269
Illinois Tool Works, Inc.	170	6,348
Parker Hannifin Corp.	100	4,296

		17,913

Media — 1.0%
Comcast Corp.	250	3,623
Walt Disney Co.	180	4,199

		7,822

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	80	4,009
Newmont Mining Corp.	130	5,313

		9,322

Multiline Retail — 2.5%
Kohl’s Corp.*	190	8,123
Nordstrom, Inc.	180	3,580
Target Corp.	230	9,078

		20,781

	SHARES	VALUE

Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	160	10,600
Devon Energy Corp.	70	3,815
EOG Resources, Inc.	60	4,075
Hess Corp.	80	4,300
Peabody Energy Corp.	140	4,222

		27,012

Pharmaceuticals — 4.3%
Abbott Laboratories, Inc.	250	11,760
Bristol-Myers Squibb Co.	310	6,296
Johnson & Johnson	230	13,064
Novartis AG (ADR)	100	4,079

		35,199

Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	110	8,089
Genesee & Wyoming, Inc.*	150	3,977

		12,066

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	1,390	23,005

Software — 8.7%
Adobe Systems, Inc.*	380	10,754
ANSYS, Inc.*	140	4,362
Microsoft Corp.	1,380	32,802
Oracle Corp.	680	14,566
Salesforce.com, Inc.*	240	9,161

		71,645

Specialty Retail — 2.3%
Guess?, Inc.	250	6,445
Lowe’s Co.’s, Inc.	420	8,152
Urban Outfitters, Inc.*	220	4,591

		19,188

Textiles, Apparel & Luxury Goods — 0.9%
Nike, Inc., Class B	140	7,249

Tobacco — 2.0%
Philip Morris International, Inc.	380	16,576

Total Equity Securities (Cost $854,612)		803,217

	PRINCIPAL
	AMOUNT

TIME DEPOSIT — 2.3%
State Street Corp. Time Deposit, 0.01%, 7/1/09	$19,000	19,000

Total Time Deposit (Cost $19,000)		19,000

TOTAL INVESTMENTS (Cost $873,612) — 99.9%		822,217
Other assets and liabilities, net — 0.1%		1,166

NET ASSETS — 100%		$823,383

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

ASSET-BACKED SECURITIES — 1.1%
AmeriCredit Automobile Receivables Trust, 4.63%, 6/6/12	$275,108	$279,403

Total Asset-Backed Securities (Cost $257,640)		279,403

CORPORATE BONDS — 91.0%
AES Corp., 9.75%, 4/15/16 (e)	500,000	503,750
Alcoa, Inc.:
5.55%, 2/1/17	350,000	294,526
5.95%, 2/1/37	250,000	169,710
American Greetings Corp., 7.375%, 6/1/16	40,000	28,600
Anglo American Capital plc, 9.375%, 4/8/19 (e)	300,000	330,651
ARAMARK Corp., 8.50%, 2/1/15	600,000	579,000
ArcelorMittal, 5.375%, 6/1/13	250,000	239,117
Arch Western Finance LLC, 6.75%, 7/1/13	500,000	456,250

	PRINCIPAL
	AMOUNT	VALUE

Bausch & Lomb, Inc., 9.875%, 11/1/15	250,000	238,750
Belden, Inc., 9.25%, 6/15/19 (e)	500,000	487,500
Bill Barrett Corp., 9.875%, 7/15/16	250,000	237,930
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	500,000	265,000
Capital One Bank, 8.80%, 7/15/19	500,000	508,459
CC Holdings GS V LLC, 7.75%, 5/1/17 (e)	250,000	243,750
Charter Communications Operating LLC, 10.00%, 4/30/12 (d)(e)	250,000	240,000
Citigroup, Inc., 8.50%, 5/22/19	250,000	254,077
Community Health Systems, Inc., 8.875%, 7/15/15	350,000	343,000
Complete Production Services, Inc., 8.00%, 12/15/16	250,000	213,125
Constellation Brands, Inc., 7.25%, 9/1/16	250,000	230,625
Cricket Communications, Inc., 7.75%, 5/15/16 (e)	250,000	241,875
Crown Castle International Corp., 9.00%, 1/15/15	250,000	254,375
DaVita, Inc., 7.25%, 3/15/15	125,000	117,500
Del Monte Corp., 6.75%, 2/15/15	250,000	236,875
DirecTV Holdings LLC, 6.375%, 6/15/15	250,000	230,000
Dole Food Co., Inc., 7.25%, 6/15/10	200,000	197,000
Dollar General Corp., 10.625%, 7/15/15	250,000	270,000
Edison Mission Energy, 7.50%, 6/15/13	500,000	447,500
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	125,000	92,188
FMG Finance Pty Ltd., 10.00%, 9/1/13 (e)	250,000	244,375
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	100,000	100,750
Frontier Communications Corp., 7.125%, 3/15/19	250,000	213,750
Georgia-Pacific LLC:
8.25%, 5/1/16 (e)	100,000	97,000
7.125%, 1/15/17 (e)	300,000	278,250
Goodyear Tire & Rubber Co., 10.50%, 5/15/16	500,000	505,000
Hanesbrands, Inc., 4.593%, 12/15/14 (r)	250,000	200,625
Harland Clarke Holdings Corp., 9.50%, 5/15/15	250,000	191,875
Harley-Davidson Funding Corp., 6.80%, 6/15/18 (e)	500,000	433,809
HCA, Inc., 9.25%, 11/15/16	500,000	492,500
HCP, Inc., 5.625%, 2/28/13	500,000	468,537
Hertz Corp., 8.875%, 1/1/14	250,000	230,625
Ingles Markets, Inc., 8.875%, 5/15/17 (e)	500,000	492,500
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	600,000	612,000
International Paper Co., 9.375%, 5/15/19	250,000	254,375
ION Media Networks, Inc., 11.00%, 7/31/13 (b)(w)*	493,849	148
iPCS, Inc., 3.153%, 5/1/13 (r)	600,000	468,000
Jarden Corp.:
8.00%, 5/1/16	100,000	95,500
7.50%, 5/1/17	250,000	216,250
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	300,000	252,000
L-3 Communications Corp., 6.125%, 7/15/13	250,000	236,250
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	54,000	40,770

	PRINCIPAL
	AMOUNT	VALUE

Levi Strauss & Co., 9.75%, 1/15/15	250,000	244,375
Limited Brands, Inc., 8.50%, 6/15/19 (e)	250,000	240,625
MBNA Capital, Series B, 1.828%, 2/1/27 (r)	250,000	127,387
Merrill Lynch & Co., Inc., 1.389%, 9/15/26 (r)	500,000	268,724
Newfield Exploration Co., 6.625%, 9/1/14	250,000	230,937
Nexstar Finance Holdings LLC, 11.375%, 4/1/13	319,590	115,852
Nielsen Finance LLC:
11.625%, 2/1/14 (e)	250,000	248,125
10.00%, 8/1/14	250,000	237,500
NRG Energy, Inc., 8.50%, 6/15/19	250,000	241,250
Penske Automotive Group, Inc., 7.75%, 12/15/16	125,000	100,000
PetroHawk Energy Corp., 7.875%, 6/1/15	250,000	231,250
Petroplus Finance Ltd., 7.00%, 5/1/17 (e)	245,000	203,350
Psychiatric Solutions, Inc., 7.75%, 7/15/15 (e)	250,000	229,375
Qwest Communications International, Inc., 7.50%, 2/15/14	500,000	455,625
R.H. Donnelley Corp., 6.875%, 1/15/13 (h)	500,000	25,625
RailAmerica, Inc., 9.25%, 7/1/17 (e)	500,000	481,875
Rock-Tenn Co., 9.25%, 3/15/16	250,000	254,375
Scientific Games Corp., 7.875%, 6/15/16 (e)	250,000	238,125
Scientific Games International, Inc., 9.25%, 6/15/19 (e)	250,000	249,375
Sungard Data Systems, Inc., 9.125%, 8/15/13	250,000	236,250
SUPERVALU, Inc., 8.00%, 5/1/16	500,000	487,500
Teck Resources Ltd., 10.25%, 5/15/16 (e)	250,000	262,500
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	500,000	375,304
Tesoro Corp., 9.75%, 6/1/19	500,000	492,500
United Rentals North America, Inc., 10.875%, 6/15/16 (e)	250,000	240,000
Ventas Realty LP:
7.125%, 6/1/15	147,000	142,590
6.50%, 6/1/16	250,000	224,375
Videotron Ltd., 9.125%, 4/15/18	500,000	508,125
Virgin Media Finance plc, 9.50%, 8/15/16	250,000	246,250
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	250,000	150,000
Warnaco, Inc., 8.875%, 6/15/13	350,000	352,625
Western Refining, Inc.:
10.75%, 6/15/14 (e)(r)	250,000	224,375
11.25%, 6/15/17 (e)	250,000	221,875
Williams Partners LP, 7.25%, 2/1/17	250,000	227,500
Windstream Corp., 8.625%, 8/1/16	300,000	287,250

Total Corporate Bonds (Cost $24,294,907)		23,179,392

	PRINCIPAL
	AMOUNT	VALUE

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) — 2.0%
American Home Mortgage Assets:
0.504%, 12/25/46 (r)	329,807	130,582
0.439%, 3/25/47 (b)(r)	469,257	183,672
Residential Funding Mortgage Securities I, Inc., 5.671%, 2/25/36 (r)	309,707	199,335

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $533,140)		513,589

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
American Tower Trust, 0.509%, 4/15/37 (e)(r)	400,000	311,400

Total Commercial Mortgage-Backed Securities (Cost $328,149)		311,400

TIME DEPOSIT — 4.4%
State Street Corp. Time Deposit, 0.01%, 7/1/09	1,104,000	1,104,000

Total Time Deposit (Cost $1,104,000)		1,104,000

EQUITY SECURITIES — 0.2%	SHARES

Avado Brands, Inc. (b)*	9,462	95
Intermet Corp. (b)*	6,346	63
ION Media Networks, Inc., Series B, Preferred (b)*	6	1
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	—
Simonds Industries, Inc. (b)*	2,746	56,815

Total Equity Securities (Cost $1,282,378)		56,974

TOTAL INVESTMENTS (Cost $27,800,214) — 99.9%		25,444,758
Other assets and liabilities, net — 0.1%		35,872

NET ASSETS — 100%		$25,480,630

(b)	This security was valued by the Board of Directors. See Note A.

(d)	Charter Communications, Inc. filed for Chapter 11 bankruptcy on March 27, 2009. These senior secured notes continue to accrue interest.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	R.H. Donnelley filed for Chapter 11 bankruptcy on May 28, 2009. This security is no longer accruing interest and $12,986 of interest was written off during the period.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w)	Security is in default and is no longer accruing interest
Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Summit Mutual Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with sixteen separate portfolios; three of which are reported herein: High Yield, Short-Term Government, and Large Cap Growth. High Yield is registered as a non-diversified portfolio. Short-Term Government and Large Cap Growth are registered as diversified portfolios. The operations of each series are accounted for separately. High Yield, Short-Term Government, and Large Cap Growth each offer Class A and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, and 2.75% for Large Cap Growth, High Yield, and Short-Term Government, respectively. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
On December 12, 2008, Calvert Asset Management Company, Inc. (“CAMCO”) consummated a transaction with Summit Investment Partners, Inc. (“Summit”), an affiliated entity, whereby CAMCO acquired Summit’s mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2009:

		% of Net
	Total Investments	Assets

High Yield	$241,395	0.9%
Short-Term Government	$1,000,000	2.7%
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

High Yield Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3		Total

Equity securities		—	$56,974		$56,974
Asset backed securities	—	$279,403	—		279,403
Collateralized mortgage-backed obligations	—	329,917	183,672		513,589
Commercial mortgage-backed securities	—	311,400	—		311,400
Corporate debt	—	23,178,643	749		23,179,392
Other debt obligations	—	1,104,000	—		1,104,000

TOTAL	$0	$25,203,363	$241,395	*	$25,444,758

*	Level 3 securities represent 0.9% of net assets.

Short-Term Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3		Total

Corporate debt	—	$9,787,315	—		9,787,315
U.S. government obligations	—	26,228,621	$1,000,000		27,228,621

TOTAL	$0	$36,015,936	$1,000,000	*	$37,015,936

Other financial instruments**	($59,378)	—	—		($59,378)

*	Level 3 securities represent 2.7% of net assets.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Large Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities*	$803,217	—	—	$803,217
Other debt obligations	—	$19,000	—	19,000

TOTAL	$803,217	$19,000	—	$822,217

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedules of Investments and Schedules of Investments.
Portfolio Securities Lending: During the year, the Funds had lent their securities to approved brokers to earn additional income and received cash and/or securities as collateral to secure the loans. The Securities Lending program ended in November 2008.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2009, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

		Short-Term	Large Cap
	High Yield	Government	Growth

Federal income tax cost of investments	$27,800,214	$36,734,689	$882,486
Unrealized appreciation	970,456	366,630	36,648
Unrealized depreciation	(3,325,912)	(85,383)	(96,917)
Net unrealized appreciation/ (depreciation)	($2,355,456)	$281,247	($60,269)
Capital Loss Carryforwards

		Short-Term	Large Cap
Expiration Date	High Yield	Government	Growth

30-Sep-09	$17,437,311	—	—
30-Sep-10	1,527,322	—	—
30-Sep-11	1,025,886	$14,885	—
30-Sep-12	791,075	192,583	—
30-Sep-13	—	23,304	—
30-Sep-14	—	41,423	—
30-Sep-15	476,585	—	—
30-Sep-16	—	207	$8,167

	$21,258,179	$272,402	$8,167

Capital losses may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SUMMIT MUTUAL FUNDS, INC.
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson — Principal Executive Officer

Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson — Principal Executive Officer

Date: August 27, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: August 27, 2009